Average Annual Total Returns	12 Months Ended
Oct. 31, 2014
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.67%
Five Years	1.96%
Ten Years	8.16%
Inception Date	Jun. 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.42%
Five Years	1.75%
Ten Years	7.95%
Inception Date	May 04, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.60%
Five Years	1.91%
Since Inception	7.33%
Inception Date	Mar. 04, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.66%
Since Inception	(1.08%)
Inception Date	Dec. 15, 2010
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.60%
Five Years	1.91%
Since Inception	6.08%
Inception Date	Jun. 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.67%)
Five Years	5.45%
Ten Years	4.66%
Inception Date	Jun. 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.54%)
Five Years	5.63%
Ten Years	4.83%
Inception Date	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.55%)
Five Years	5.59%
Ten Years	4.79%
Inception Date	Aug. 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.56%)
Five Years	5.60%
Since Inception	4.43%
Inception Date	Mar. 04, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
Since Inception	(4.39%)
Inception Date	Dec. 05, 2014
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.05%)
Since Inception	8.97%
Inception Date	Sep. 27, 2011
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.21%)
Five Years	4.38%
Since Inception	1.41%
Inception Date	Mar. 08, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.03%)
Five Years	4.59%
Since Inception	0.72%
Inception Date	Apr. 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.05%)
Five Years	4.55%
Since Inception	1.82%
Inception Date	Mar. 02, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.01%)
Since Inception	3.36%
Inception Date	Dec. 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.65%)
Five Years	6.33%
Since Inception	14.24%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.81%)
Five Years	6.09%
Since Inception	13.98%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.67%)
Five Years	6.30%
Since Inception	14.22%
Inception Date	Apr. 02, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.05%
Since Inception	5.72%
Inception Date	Nov. 01, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.20%
Since Inception	6.40%
Inception Date	Feb. 10, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.20%
Since Inception	6.07%
Inception Date	Apr. 19, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.64%
Since Inception	5.95%
Inception Date	Nov. 01, 2010
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.69%)
Five Years	5.16%
Ten Years	3.94%
Inception Date	Jun. 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.57%)
Five Years	5.35%
Ten Years	4.11%
Inception Date	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.54%)
Five Years	5.31%
Ten Years	4.06%
Inception Date	Aug. 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.58%)
Five Years	5.29%
Since Inception	3.91%
Inception Date	Mar. 04, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
Inception Date	Dec. 13, 2010
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.92%
Five Years	9.22%
Since Inception	5.16%
Inception Date	Jun. 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.00%
Five Years	9.39%
Since Inception	12.68%
Inception Date	Oct. 09, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.97%
Five Years	9.38%
Since Inception	5.08%
Inception Date	Jun. 24, 2008
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.15%)
Five Years	1.43%
Ten Years	7.69%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.34%)
Five Years	1.27%
Ten Years	7.52%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.21%)
Five Years	1.39%
Since Inception	6.86%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.58%)
Five Years	4.76%
Ten Years	4.03%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.49%)
Five Years	4.88%
Ten Years	4.15%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.50%)
Five Years	4.85%
Since Inception	3.74%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.87%)
Since Inception	8.08%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.85%)
Five Years	3.95%
Since Inception	0.21%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.86%)
Five Years	3.92%
Since Inception	1.32%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.34%)
Five Years	5.60%
Since Inception	13.47%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.45%)
Five Years	5.41%
Since Inception	13.26%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.35%)
Five Years	5.58%
Since Inception	13.44%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.58%
Since Inception	4.33%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.66%
Since Inception	4.53%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.12%
Since Inception	4.52%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.29%)
Five Years	4.54%
Ten Years	3.45%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.21%)
Five Years	4.66%
Ten Years	3.57%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.21%)
Five Years	4.61%
Since Inception	3.37%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.30%
Five Years	8.77%
Since Inception	4.79%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.35%
Five Years	8.91%
Since Inception	12.23%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.34%
Five Years	8.90%
Since Inception	4.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.78%
Five Years	1.56%
Ten Years	6.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.61%
Five Years	1.39%
Ten Years	6.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.74%
Five Years	1.52%
Since Inception	6.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.97%)
Five Years	4.36%
Ten Years	3.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.86%)
Five Years	4.51%
Ten Years	3.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.88%)
Five Years	4.49%
Since Inception	3.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.69%)
Since Inception	7.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.68%)
Five Years	3.62%
Since Inception	0.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.69%)
Five Years	3.58%
Since Inception	1.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.25%)
Five Years	4.90%
Since Inception	11.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.37%)
Five Years	4.71%
Since Inception	11.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.26%)
Five Years	4.88%
Since Inception	11.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.39%
Since Inception	3.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.48%
Since Inception	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.74%
Since Inception	4.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.23%)
Five Years	4.05%
Ten Years	3.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.13%)
Five Years	4.20%
Ten Years	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.14%)
Five Years	4.16%
Since Inception	3.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.64%
Five Years	7.31%
Since Inception	4.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.71%
Five Years	7.46%
Since Inception	10.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.70%
Five Years	7.44%
Since Inception	4.00%
Based on Market Value | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.09%)
Five Years	1.90%
Since Inception	7.33%
Based on Market Value | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.08%)
Five Years	5.60%
Since Inception	4.39%
Based on Market Value | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.56%)
Five Years	4.49%
Since Inception	1.80%
Based on Market Value | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.96%)
Five Years	6.19%
Since Inception	14.20%
Based on Market Value | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.29%
Since Inception	5.81%
Based on Market Value | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.80%)
Five Years	5.35%
Since Inception	3.94%
Based on Market Value | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.66%
Five Years	9.32%
Since Inception	5.07%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.18%)
Five Years	5.28%
Ten Years	4.60%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.18%)
Five Years	5.28%
Ten Years	4.60%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.18%)
Five Years	5.28%
Ten Years	4.60%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.18%)
Five Years	5.28%
Since Inception	4.23%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
Since Inception	(3.97%)
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.70%)
Five Years	5.66%
Ten Years	4.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.70%)
Five Years	5.66%
Ten Years	4.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.70%)
Five Years	5.66%
Ten Years	4.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.70%)
Five Years	5.66%
Since Inception	4.09%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.70%)
Since Inception	3.89%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.13%
Ten Years	8.33%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.13%
Ten Years	8.33%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.13%
Since Inception	7.56%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Since Inception	(0.98%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.13%
Since Inception	6.31%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.19%)
Five Years	1.78%
Ten Years	8.43%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.19%)
Five Years	1.78%
Ten Years	8.43%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.19%)
Five Years	1.78%
Since Inception	7.70%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.19%)
Since Inception	(1.39%)
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.19%)
Five Years	1.78%
Since Inception	6.21%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.31%)
Since Inception	9.13%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.31%)
Five Years	4.75%
Since Inception	1.94%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.31%)
Five Years	4.75%
Since Inception	0.92%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.31%)
Five Years	4.75%
Since Inception	2.05%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.31%)
Since Inception	3.68%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.63%
Five Years	9.45%
Since Inception	5.10%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.63%
Five Years	9.45%
Since Inception	12.17%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.63%
Five Years	9.45%
Since Inception	4.94%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.22%)
Five Years	6.49%
Since Inception	14.86%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.22%)
Five Years	6.49%
Since Inception	14.86%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.22%)
Five Years	6.49%
Since Inception	14.86%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.92%
Since Inception	5.83%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.92%
Since Inception	6.44%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.92%
Since Inception	6.18%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.92%
Since Inception	5.83%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.37%
Five Years	none
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.37%
Five Years	none
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.37%
Five Years	none
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.37%
Five Years	9.51%
Since Inception	5.14%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.37%
Five Years	9.51%
Since Inception	12.21%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.37%
Five Years	9.51%
Since Inception	5.00%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.06%
Ten Years	8.99%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.06%
Ten Years	8.99%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.06%
Since Inception	8.30%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Since Inception	(1.13%)
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Five Years	2.06%
Since Inception	6.74%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.48%
Ten Years	5.00%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.48%
Ten Years	5.00%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.48%
Ten Years	5.00%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.48%
Since Inception	4.65%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
Since Inception	(3.97%)
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.73%
Ten Years	4.74%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.73%
Ten Years	4.74%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.73%
Ten Years	4.74%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.73%
Since Inception	4.64%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Since Inception	3.64%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.40%
Ten Years	4.66%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.40%
Ten Years	4.66%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.40%
Ten Years	4.66%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.95%)
Five Years	5.40%
Since Inception	4.30%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
Since Inception	(3.97%)
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.54%
Ten Years	4.12%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.54%
Ten Years	4.12%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.54%
Ten Years	4.12%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Five Years	5.54%
Since Inception	4.03%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.36%)
Since Inception	3.75%